Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Electronic equipment	2,677	3,148
Furniture, fixtures and other equipment	2,265	2,294
Plants	1,310	1,982
Construction in progress	602	—
Property and equipment, cost	6,854	7,424
Less: accumulated depreciation	(1,392)	(2,982)
Impairment	(468)	(468)
	4,994	3,974